Master Trust Financial Information	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Master Trust [Line Items]
Master Trust Financial Information	Master Trust Financial Information
The Plan’s assets are held in the Master Trust. The assets of the Master Trust also include the assets of The Bank of New York Mellon Corporation Pension Plan and the Employee Stock Ownership Plan of The Bank of New York Company, Inc. The Master Trust assets are allocated among the participating plans by assigning to each plan those transactions (primarily contributions and benefit payments) that can be specifically identified. The Plan’s ownership in these investments and transactions does not represent an undivided interest.
The following table presents the investments and other assets and liabilities of the Master Trust and the Plan’s interest in the Master Trust.

	December 31, 2025			December 31, 2024
		Plan’s interest in the Master Trust			Plan’s interest in the Master Trust
	Master Trust			Master Trust

Investments, at fair value:
Common and preferred stock	$2,657,267,606	$844,169,215		$2,170,706,402	$602,327,762
Self-directed accounts	160,452,693	160,452,693		144,172,700	144,172,700
Collective trust funds	7,813,633,928	7,028,587,624		6,989,085,150	6,298,243,054
U.S. Treasury	205,602,323	—		205,843,512	—
U.S. government securities	41,166,176	—		40,300,147	—
Corporate bonds	2,530,265,931	—		2,465,935,344	—
Venture capital and partnership interests	3,007,454	—		4,078,669	—
State and political subdivisions	61,211,649	—		65,250,937	—
Sovereign debt/sovereign guaranteed	25,658,479	—		21,045,947	—
Supranational	514,778	—		197,690	—
Exchange-traded funds	8,523,631	—		7,376,917	—
Funds of funds	2,481,568,894	2,481,207,472		2,342,196,258	2,341,873,006
Hedge fund of funds	222,861,128	—		233,631,668	—
Interest-bearing cash	6,753,768	—		3,832,068	—
Derivative instruments	(282,225)	—		(252,316)	—
Investment contracts with insurance companies	77,358,417	—		82,959,748	—
Total investments, at fair value	16,295,564,630	10,514,417,004		14,776,360,841	9,386,616,522
Plus:
Fully benefit-responsive investment contracts, at contract value	303,642,736	303,361,975		326,101,726	325,864,635
Notes receivable from participants	49,881,146	49,881,146		54,236,189	54,236,189
Cash	139,127	139,127		216,936	216,936
Pending investment sales and other receivables	204,386,874	163,863,462	(a)	217,087,639	173,682,793	(a)
Assets held as collateral under securities lending	501,778,785	38,384,474		390,872,379	12,159,191
Minus:
Pending investment purchases and other liabilities	16,338,824	9,164,871		19,430,699	8,762,503
Payable upon return of securities loaned	501,778,785	38,384,474		390,872,379	12,159,191
Net assets available for plan benefits	$16,837,275,689	$11,022,497,843		$15,354,572,632	$9,931,854,572
(a)    Includes employer contribution receivable of $160,228,298 at December 31, 2025 and $169,945,400 at December 31, 2024, related to the annual matching and basic company contributions.

The following table presents the net investment income of the Master Trust.

Net investment income of the Master Trust	Year ended December 31,
	2025	2024
Net investment income:
Net appreciation in fair value of investments	$2,203,624,755	$1,472,440,335
Interest	147,291,305	147,579,436
Dividends	47,578,687	43,720,429
Total net investment income	$2,398,494,747	$1,663,740,200
The following is a reconciliation of net assets available for plan benefits of the Master Trust at December 31, 2025 and December 31, 2024, to the Master Trust’s Form 5500.

Reconciliation of net assets available for plan benefits of the Master Trust	December 31,
	2025	2024
Net assets available for plan benefits of the Master Trust	$16,837,275,689	$15,354,572,632
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(12,153,182)	(22,705,442)
Net assets available for plan benefits per the Master Trust’s Form 5500	$16,825,122,507	$15,331,867,190

The following is a reconciliation of the change in net assets available for plan benefits of the Master Trust for the years ended December 31, 2025 and December 31, 2024, to the Master Trust’s Form 5500.

Reconciliation of change in net assets available for plan benefits of the Master Trust	Year ended December 31,
	2025	2024
Net change in net assets available for plan benefits of the Master Trust	$1,482,703,057	$930,397,980
Adjustment from contract value to fair value for fully benefit-responsive investment contracts - prior year	22,705,442	25,852,313
Adjustment from contract value to fair value for fully benefit-responsive investment contracts - current year	(12,153,182)	(22,705,442)
Net change in net assets available for plan benefits per the Master Trust’s Form 5500	$1,493,255,317	$933,544,851
Fully Benefit-Responsive Investment Contracts, at Contract Value

The Actively Managed Funds investment tier includes an option to invest in a stable value investment product. This product is managed as a separate account that holds a portfolio of investment contracts comprised of synthetic and traditional investment contracts. These contracts meet the fully benefit-responsive investment contract criteria and therefore are reported at contract value. Contract value is the relevant measurement for fully benefit-responsive investment contracts, as contract value is the amount participants will receive if they were to initiate permitted transactions. Contract value represents contributions and earnings, less benefits paid to participants and administrative expenses.

Certain events could limit the ability of the Plan to transact at contract value with the issuer. Such events include the following: (i) amendments to the Plan documents (including complete or partial Plan termination); (ii) changes to the Plan’s prohibition on competing investment options or deletion of equity wash provisions; (iii) bankruptcy of the plan sponsor or other plan sponsor events (e.g. divestitures or spin-offs of a subsidiary) which cause a significant withdrawal from the Plan; or (iv) the failure of the Master Trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA. Such events that would limit the Plan’s ability to transact at contract value with participants are not probable of occurring.

The investment contracts held by the Master Trust generally consist of the following guaranteed investment contracts (“GICs”).

GICs at contract value	December 31,
	2025	2024
Synthetic GICs	$266,934,605	$288,540,011
Traditional GICs	36,708,131	37,561,715
Total GICs, at contract value	$303,642,736	$326,101,726
Synthetic GICs

Fixed maturity synthetic GICs consist of an asset or collection of assets and a benefit-responsive, book value wrap contract purchased for the portfolio. The wrap contract provides book value accounting for the asset and assures that benefit-responsive payments will be made for participant directed withdrawals. The crediting rate of the contract is set at the start of the contract and typically resets every quarter. Generally, fixed maturity synthetic GICs are held to maturity. The initial crediting rate is established based on the market interest rates at the time the initial asset is purchased and it will have an interest crediting rate not less than 0%.

Variable rate synthetic GICs consist of an asset or collection of assets that are held in a bankruptcy remote vehicle. The contract is benefit-responsive and provides next day liquidity at book value. The crediting rate on this product resets every quarter based on the then current market index rates and an investment spread. The investment spread is established at the time of issuance and is guaranteed by the issuer for the life of the investment.

Constant duration synthetic GICs consist of a portfolio of securities and a benefit-responsive, book value wrap contract purchased for the portfolio. The wrap contract amortizes gains and losses of the underlying securities over the portfolio duration and assures that benefit-responsive payments will be made at book value for participant directed withdrawals. The crediting rate on a constant duration synthetic GIC resets every quarter based on the book value of the contract, the market yield of the underlying assets, the market value of the underlying assets and the average duration of the underlying assets. The crediting rate aims at converging the book value of the contract and the market value of the underlying portfolio over the duration of the contract and therefore will be affected by movements in interest rates and/or changes in the market value of the underlying portfolio. The initial crediting rate is established based on the market interest rates at the time the underlying portfolio is funded and it will have an interest crediting rate of not less than 0%.

The interest crediting rate is determined quarterly and is primarily based on the current yield to maturity of the covered investment, plus or minus amortization of the difference between the market value and the contract value of the covered investments over the duration of the covered investments at the time of computation.

Traditional GICs

Traditional GICs are unsecured, general account obligations of insurance companies. The obligation is backed by the general account assets of the insurance company that writes the investment contract. The crediting rate on this product is typically fixed for the life of the investment.

Securities Lending

The Master Trust engages in securities lending whereby certain securities in its portfolio are loaned to other highly rated institutions generally on an open, overnight or term basis, under the terms of a prearranged contract, which normally matures in less than 90 days. By the end of the business day on which securities are delivered to the borrower, collateral with a minimum value of 102% of the market value of the loaned U.S. security, including any accrued interest, is obtained from the borrower. The market value of the securities on loan and the collateral held is monitored daily. If at any time the value of the collateral falls below 102%, the borrower may be required to deliver additional collateral necessary to restore the minimum 102% ratio, thus reducing credit risk. Market risk can also arise in securities lending transactions. These risks are managed through policies that determine what types of securities are eligible for lending at any time, and these policies are periodically reviewed. The Plan retains a portion of any income earned on the securities while on loan to the broker and a portion of any income earned on the collateral received from the broker. The carrying value approximates fair value for $501,778,785 and $390,872,379 of assets held as collateral under securities lending and payable upon return of securities loaned at December 31, 2025 and December 31, 2024, respectively.